Interest in Other Entities (Details) - Detail 5 ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																																				1 Months Ended	6 Months Ended				12 Months Ended
	Aug. 27, 2024	Jul. 03, 2024 $ / shares shares	Jun. 13, 2024 USD ($)	May 27, 2024	May 12, 2024 shares	Apr. 01, 2024	Dec. 15, 2023 USD ($)	Dec. 06, 2023 USD ($)	Nov. 15, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 05, 2023 USD ($) shares	Sep. 05, 2023 ILS (₪) shares	Jul. 02, 2023 shares	Jun. 13, 2023 ILS (₪) shares	May 17, 2023 USD ($)	Apr. 27, 2023 USD ($)	Apr. 13, 2023	Mar. 28, 2023 shares	Mar. 21, 2023 $ / shares	Mar. 16, 2023 USD ($)	Feb. 16, 2023 USD ($) shares	Feb. 16, 2023 ILS (₪) shares	Feb. 12, 2023 USD ($)	Nov. 15, 2022 USD ($)	Oct. 30, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 23, 2022 USD ($)	Aug. 23, 2022 ILS (₪)	Aug. 10, 2022 USD ($)	Jul. 28, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Dec. 21, 2021 USD ($) shares	Dec. 15, 2021 USD ($)	Dec. 07, 2021 USD ($) $ / shares shares	Mar. 30, 2021 ₪ / shares shares	Jul. 31, 2020 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 ILS (₪) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 11, 2024 USD ($)	Jul. 31, 2024 USD ($) shares	Jun. 30, 2024 ILS (₪) shares	Jun. 30, 2023 ILS (₪)	Dec. 31, 2022 USD ($)
Interest in Other Entities (Details) - Detail 5 [Line Items]
Proceeds amount															$ 5,700,000					$ 937,000
Percentage of ordinary shares								58.44%
Consideration amount								$ 250,000																	$ 2,000,000
Discount percentage																							20.00%		20.00%												20.00%	20.00%
Percentage of outstanding share						31.86%
Aggregate amount																							$ 180,000	$ 480,000														₪ 1,229
Aggregate value																																					$ 2,348,000							₪ 8,602
Invested an initial amount																																							$ 473,000					₪ 1,668
Purchase shares (in Shares) | shares																																			29,944
Exercise price per share (in New Shekels per share) | $ / shares																																					$ 0.25
Grant estimated amount																																					$ 473,000	₪ 1,668
Expenses																																					$ 91,000		$ 25,000
Outstanding shares, percentage																																					45.75%	45.75%	45.75%	45.75%
Investment agreement description																																					the MOU, subject to the negotiation and execution of a definitive agreement, Gix Internet will execute a share exchange transaction with the Robotics Company.	the MOU, subject to the negotiation and execution of a definitive agreement, Gix Internet will execute a share exchange transaction with the Robotics Company.
Voting right percentage																																					37.50%							37.50%
Issued and outstanding percentage											36.08%	36.08%																									45.00%	45.00%
Agreement Loan Amount			$ 4,989,000																										$ 100,000
Transfer amount			600,000
Portion in this loan amount			$ 350,000						$ 200,000														80,000
Percentage of credit facility			80.00%	80.00%
Renewable credit line																										$ 1,500,000
Credit line percentage																										70.00%
Credit line																$ 1,000
Annual interest rate																																					4.08%	4.08%
Balance amount				$2,000
Credit line withdrawn																																					$ 800
Loaned amount																								$ 200,000
Issued of warrants (in Shares) | shares																																					480,000	480,000
Exercisable warrant (in Shares) | shares																																					0.5	0.5
Outstanding debt																																					$ 531,000
Bear interest rate																																					12.00%	12.00%
Exchange for shares (in Shares) | shares																																					0.25	0.25
Loan amount																																					$ 663,000
Exercise price (in Dollars per share) | $ / shares
Shares issued (in Shares) | shares														2,650,423																							28,851,761				27,989,465			28,851,761
Warrant to purchase (in Shares) | shares																																					2,500,000	2,500,000
Exercise price per share (in Dollars per share) | $ / shares																																					$ 1
Aggregate exercise amount																																					$ 2,500,000
Common stock, price per share (in Dollars per share) | $ / shares		$ 0.25
Warrant to purchase shares (in Shares) | shares		1,541,250
Aggregate gross proceeds																																					257
Gross proceeds received from the private placement																																					$ 237,000
Exercise price (in Dollars per share) | $ / shares																			$ 5.5																		$ 250
Documented fees and expenses incurred																																					$ 10,000
Cash Fee																																					$ 123,000
Common stock, shares issued (in Shares) | shares																																					51,375							51,375
Number of private placement warrants (in Shares) | shares																																											1,541,250
Description of stock incentive plan																																					The 2023 Plan permits the issuance of up to (i) 2,500,000 shares of Common Stock, plus (ii) an annual increase equal to the lesser of (A) 5% of Viewbix Inc.’s outstanding capital stock on the last day of the immediately preceding calendar year; and (B) such smaller amount as determined by the Board of Directors, provided that no more than 2,500,000 shares of common stock may be issued upon the exercise of incentive stock options. If any outstanding awards expire, are canceled or are forfeited, the underlying shares would be available for future grants under the 2023 Plan. As of the date of approval of the financial statements, Viewbix Inc. had reserved 2,500,000 shares of common stock for issuance under the 2023 Plan.	The 2023 Plan permits the issuance of up to (i) 2,500,000 shares of Common Stock, plus (ii) an annual increase equal to the lesser of (A) 5% of Viewbix Inc.’s outstanding capital stock on the last day of the immediately preceding calendar year; and (B) such smaller amount as determined by the Board of Directors, provided that no more than 2,500,000 shares of common stock may be issued upon the exercise of incentive stock options. If any outstanding awards expire, are canceled or are forfeited, the underlying shares would be available for future grants under the 2023 Plan. As of the date of approval of the financial statements, Viewbix Inc. had reserved 2,500,000 shares of common stock for issuance under the 2023 Plan.
Number of stock based awards, granted (in Shares) | shares																																					51,020							51,020
Initial capital contribution percentage																																					60.00%	60.00%
Capital transactions, description																																					All distributions of net cash from operations and net cash from capital transactions, including refinancing the existing Seller Loan, shall be made in the following order: (i) one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (ii) one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (iii) one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (iv) pro rata to the Company and Zig Investment Group in accordance with their percentage interests.	All distributions of net cash from operations and net cash from capital transactions, including refinancing the existing Seller Loan, shall be made in the following order: (i) one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (ii) one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (iii) one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (iv) pro rata to the Company and Zig Investment Group in accordance with their percentage interests.
Description of initial capital contribution percentage																																					the Company has received a distribution of one hundred percent (100%) of its Initial Capital Contribution, the Manager shall cause Zig Miami 54 to redeem from the Company, without any further consent or action of the Company, fifty percent (50%) of the Company’s interests in Zig Miami 54, equaling a thirty percent (30%) percentage interest in Zig Miami 54 and to, thereafter, issue to Zig Investment Group, additional interests in Zig Miami 54 equaling a thirty percent (30%) interest in Zig Miami 54. Following such redemption and issuance, Zig Investment Group will hold a seventy percent (70%) interest in Zig Miami 54 and the Company will hold a thirty percent (30%) interest in Zig Miami 54.	the Company has received a distribution of one hundred percent (100%) of its Initial Capital Contribution, the Manager shall cause Zig Miami 54 to redeem from the Company, without any further consent or action of the Company, fifty percent (50%) of the Company’s interests in Zig Miami 54, equaling a thirty percent (30%) percentage interest in Zig Miami 54 and to, thereafter, issue to Zig Investment Group, additional interests in Zig Miami 54 equaling a thirty percent (30%) interest in Zig Miami 54. Following such redemption and issuance, Zig Investment Group will hold a seventy percent (70%) interest in Zig Miami 54 and the Company will hold a thirty percent (30%) interest in Zig Miami 54.
Issuance of amount																																					$ 1,545,000
Investment purchase price																																					455,000
Fair value of loan																																					$ 1,533,000				$ 1,545,000
Percentage of investment, shares issued																																					38.31%				38.76%			38.31%
Percentage of investment, shares outstanding																																									38.76%
Number of other lenders converted loans (in Shares) | shares					88,216
Sale agreement (in Shares) | shares													662,980
Invest an additional amount																																				$ 1,000,000
Consideration shares (in Shares) | shares																																				3,107,223
Equity financing least amount																																				$ 500,000
Pre-money valuation least																																				$ 10,000,000
Invested amount																																	$ 2,000,000				$ 250,000
Price, percentage																																	125.00%
Option is exercisable term																																					3 years	3 years
Fair value option amount																																					$ 289				$ 105,000
Loan bears interest rate percentage																																					4.00%	4.00%
Financing amount																							$ 500,000
Fair value of loan											$ 721,000	₪ 2,748																													78,000
Number of converted debt shares (in Shares) | shares					88,216
Additional loan debt																														$ 340,000
Fair value of debt																																									62,000
Consideration option per share (in Dollars per share) | $ / shares																																		$ 6.05
Additional Amount																																		$ 753,000
Consideration amount																																		$ 771,000
Purchase percentage																											50.00%	50.00%
Consideration per share (in Dollars per share) | $ / shares																															$ 6.05
Total consideration amount																															$ 817,000	$ 263,000
Other receivables																				937,000
Dividend in total amount																				577,000
Contract assets																				$ 577,000
Number of purchase holding shares (in Shares) | shares																																90,000,000
Share purchased rate																		76.25%														35.06%
Shares newly issued (in Shares) | shares																		827,543,253
Invested additional amount																																									$ 1,176,000
Paid in purchase agreement to acquire																																					250,000
Loan agreement																																					$ 250,000
Percentage of increase in additional shares																																					31.25%	31.25%
Interest percentage																																					1.00%	1.00%
Equal loan amounts																																					$ 1,300,000	₪ 1,750
Shares purchased (in Shares) | shares																					118,400	118,400
Purchased amount																					$ 84,000	₪ 296
Divided average price (in New Shekels) | ₪														₪ 4,750
Loan was converted (in Shares) | shares											2,650,423	2,650,423
SOFR [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Loan interest rate																										3.52%
Forecast [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Percentage of ordinary shares	44.52%
Subsequent Event [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Remaining value of private placement																																											$ 20,000
Minimum [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Aggregate amount of credit line																																					$ 300,000
Facility agreement, percentage																																					66.89%	66.89%
Maximum [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Aggregate amount of credit line																																					$ 1,833,000
Facility agreement, percentage																																					71.11%	71.11%
Eventer [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Percentage of outstanding common stock.																																					46.21%	46.21%			46.21%
Received amount																																														$ 480,000
Impairment loss																																					$ 500,000
Chief Executive Officer (CEO) [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Invested an initial amount																																					0		$ 0					₪ 0	₪ 0
Share based compensation grants [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Exercise price per share (in New Shekels per share) | ₪ / shares																																			₪ 1
Viewbix Inc [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Expenses																																					$ 12,000
Transfer amount																																										$ 2
Exercise price (in Dollars per share) | $ / shares																																					$ 0.25
Holding shares (in Shares) | shares																																					77,980	77,980			77,980
Viewbix Inc [Member] | Minimum [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Facility agreement, percentage																																					76.00%	76.00%
Viewbix Inc [Member] | Maximum [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Facility agreement, percentage																																					71.11%	71.11%
Bank Leumi [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Credit line										$ 2,500
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Aggregate amount																																					$ 350,000
June 2024 Facility Term [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Aggregate amount																																					150,000
Credit line withdrawn																																					$ 500,000
June 2024 Conversion Warrant [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Exercise price (in Dollars per share) | $ / shares																																					$ 250
June 2024 Facility Warrants [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Exercise price (in Dollars per share) | $ / shares																																					$ 0.25
Shares issued (in Shares) | shares																																					200,000							200,000
ViewBix Inc. [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Shares issued (in Shares) | shares																																											1,027,500
Sale of private placement (in Shares) | shares		1,027,500
Zig Investment Group [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Investments amount																																					$ 2,000,000
Initial capital contribution percentage																																					40.00%	40.00%
Zig Miami 54 [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Aggregate amount							$ 2,250,000
Portion in this loan amount							$ 1,350,000
Loans receivables from seller of the property																																					$ 1,500,000
Revoltz Ltd.[Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Consideration ordinary shares (in Shares) | shares																																					19,990							19,990
Invest an additional																																					$ 400,000
Percentage of issued and outstanding share capital																																					37.50%							37.50%
Charging Robotics [Memeber]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Invested amount																														$ 60,000
Issued and outstanding share capital, percentage																																					19.99%	19.99%
Buffalo Investments Ltd. [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Options to purchase shares																																					150,000							150,000
SciSparc Ltd. [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Exercise price (in Dollars per share) | $ / shares																																					$ 5.02
Options to purchase shares																																					150,000							150,000
Buffalo Agreement [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Consideration amount																																					$ 817,000
Aggregate value																																					$ 937,000
Consideration ordinary shares (in Shares) | shares																																		150,000
Consideration option per share (in Dollars per share) | $ / shares																																		$ 0.72
Paid transactions																																		$ 72,000
Purchase agreement of percentage																																		85.00%
Purchase percentage																															90.00%
Number of consideration shares (in Shares) | shares																																					309,000	309,000
Holding shares (in Shares) | shares																																					36,000	36,000
Compensation amount																																					$ 120,000
Polyrizon [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Share purchase rate																																					90.00%	90.00%
Aggregate proceeds amount																																									$ 90,000
SciSparc [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Holding shares (in Shares) | shares																																					84,000	84,000
Colugo Systems Ltd. [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Holding shares (in Shares) | shares																																					31,250	31,250
Fuel Doctor Holdings Inc. [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Purchased shares (in Shares) | shares																																									84,000
Hydreight Technologies Inc. [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Holding shares (in Shares) | shares																																									309,000
Clearmind Medicine Inc. [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Holding shares (in Shares) | shares																																									36,000
Cortex Media Group Ltd. [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Percentage on shares issued																																					67.00%	67.00%
Laminera Flow Optimization Ltd [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Issued and outstanding shares, percentage																																					19.70%	19.70%
Percentage of bearing annual interest																													8.00%
Metagramm Software Ltd [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Loan bears interest rate percentage																																					6.00%	6.00%
Purchase agreement of percentage																	19.90%
Percentage of issued shares																																					19.90%							19.90%
Percentage of outstanding shares																																					19.90%				19.90%			19.90%
A.I Artificial Intelligence Research and Development Ltd [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Original loan in exchange																											$ 1,800,000	₪ 6,000
A.I Conversation Systems [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Original loan in exchange																											$ 914,000	₪ 3,000
Equal loan amounts | ₪																																						₪ 3,000
Share based compensation grants [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Invested an initial amount																																							25,000					₪ 91
Purchase shares (in Shares) | shares																																			29,944
Grant estimated amount																																					$ 0	₪ 0	$ 0	₪ 0
Issued and outstanding shares, percentage																																					30.00%	30.00%
Share based compensation grants [Member] | Chief Executive Officer (CEO) [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Purchase shares (in Shares) | shares																																			29,944
Exercise price per share (in New Shekels per share) | ₪ / shares																																			₪ 0.001
Investors [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Aggregate amount																																					$ 335,000
Loan Agreement [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Maturity loan description																																					The Company concluded that the modified loan terms do not represent a substantial modification in accordance with IFRS 9.	The Company concluded that the modified loan terms do not represent a substantial modification in accordance with IFRS 9.